Offsets	Apr. 14, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC 14A
File Number	001-40856
Initial Filing Date	Apr. 14, 2026
Fee Offset Claimed	$ 15,472
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	KORE Group Holdings, Inc.
Form or Filing Type	SC 14A
File Number	001-40856
Filing Date	Apr. 14, 2026
Fee Paid with Fee Offset Source	$ 15,472
Offset Note
(iv)	The Company previously paid $15,472.00 upon the filing of its Preliminary Proxy Statement on Schedule 14A on April 14, 2026 in connection with the transaction reported hereby.